Net Loss Per Share - Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$ (44,600,000)	$ (12,786,000)	$ (67,883,898)	$ (21,671,394)
Weighted average common shares outstanding:
Basic and Diluted	60,851,683	39,063,996	41,454,582	38,900,813
Net loss per share – Basic and Diluted	$ (0.73)	$ (0.33)	$ (1.64)	$ (0.56)